Operating segments - Summary of Geographical Information (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenue	£ 147.5	£ 361.7	£ 315.4	£ 260.0
Non-current assets		789.1	764.2
The Americas [Member]
Disclosure of geographical areas [line items]
Revenue	58.6	162.5	130.4	112.4
Non-current assets		483.7	464.3
EMEA [member]
Disclosure of geographical areas [line items]
Revenue	40.2	90.1	84.3	69.3
Non-current assets		237.0	231.8
China [Member]
Disclosure of geographical areas [line items]
Revenue	27.4	62.9	58.2	39.5
Non-current assets		8.0	8.6
Japan [Member]
Disclosure of geographical areas [line items]
Revenue	9.9	17.9	18.7	18.8
Non-current assets		0.4	0.2
Rest of Asia Pacific [Member]
Disclosure of geographical areas [line items]
Revenue	£ 11.4	28.3	23.8	£ 20.0
Non-current assets		£ 60.0	£ 59.3